PLAN ASSETS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
PLAN ASSETS	NOTE 2 — Plan assets The Plan’s cash is maintained by the Company on behalf of the Plan.